LOANS PAYABLE (Details) € in Thousands, ¥ in Thousands, $ in Thousands				1 Months Ended
	Nov. 20, 2015 USD ($)	Nov. 20, 2015 CNY (¥)	May. 18, 2015 USD ($)	Jan. 31, 2015 EUR (€)	Jan. 31, 2015 CNY (¥)	Nov. 30, 2014 EUR (€) loan	Nov. 20, 2015 CNY (¥)	May. 18, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Nov. 30, 2014 CNY (¥)
Revolving loan facility
Short-term loan
Loan facility maximum borrowing capacity			$ 50,000					¥ 325,000
Draw downs	$ 20,000	¥ 129,872
Pledged value of bank deposit	$ 4,000						¥ 25,974
Long-term loans
Term of loan facility	1 month	1 month
Revolving loan facility | LIBOR
Long-term loans
Interest rate over LIBOR			1.65%
MobPartner | Bpifrance Financement
Long-term loans
Number of Euro denominated loans						2
MobPartner | HSBC
Long-term loans
Principal amount of loan				€ 81					¥ 566
Term of loan facility				4 years	4 years
Repayments of loan				€ 16	¥ 118
Interest rate (as a percent)				2.26%					2.26%
MobPartner | First Euro denominated loan | Bpifrance Financement
Long-term loans
Principal amount of loan						€ 750				¥ 5,238
Term of loan facility						7 years
Interest rate (as a percent)						3.23%				3.23%
MobPartner | Second Euro denominated loan | Bpifrance Financement
Long-term loans
Principal amount of loan						€ 750				¥ 5,238
Term of loan facility						6 years 9 months
Interest rate (as a percent)						2.59%				2.59%